SUBSEQUENT EVENTS	6 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 31. SUBSEQUENT EVENTS

On February 13, 2026, the Company held its annual general meeting of shareholders (the “Annual Meeting”), at which shareholders approved the following special resolutions.

First, to increase the authorized share capital of the Company be increased from $58,000 divided into 500,000,000 Class A Ordinary Shares of a nominal or par value of $0.0001 each, and 80,000,000 Class B Ordinary Shares of a nominal or par value of $0.0001 each, to $320,000 divided into 3,000,000,000 Class A Ordinary Shares of a nominal or par value of $0.0001 each and 200,000,000 Class B Ordinary Shares of a nominal or par value of $0.0001 each, by the creation of 2,500,000,000 Class A Ordinary Shares of a nominal or par value of $0.0001 and 120,000,000 Class B Ordinary Shares of a nominal or par value of $0.0001 each.

Second, to authorize the Company effect one or more reverse share splits of its authorized, issued and outstanding Class A Ordinary Shares by way of consolidation at an exchange ratio of up to one-for-eight thousand (1:8,000) in the aggregate (the “Share Consolidations”), with each Share Consolidation to be effected at such time or times, and at a precise consolidation ratio or ratios, in each case as determined by the Directors in their absolute discretion within two years following the date of the AGM.